Operating Leases (Tables)	12 Months Ended
Dec. 31, 2017
Leases 1 [Abstract]
Schedule of operating leases and future minimum lease payments
The obligations under these agreements will be repaid as follows:

	As of December 31,
In thousands of U.S. dollars	2017	2016
Less than 1 year	$52,532	$57,018
1 - 5 years	42,839	30,933
5+ years	22,264	—
Total	$117,635	$87,951
The following table depicts our time or bareboat chartered-in vessel commitments during the year ended December 31, 2017:

	Name	Year built	Vessel class	Charter type	Delivery (1)	Charter Expiration	Rate ($/ day)
	Active as of December 31, 2017
1	Kraslava	2007	Handymax	Time Charter	January-11	May-18	11,250	(2)
2	Krisjanis Valdemars	2007	Handymax	Time Charter	February-11	March-18	11,250	(3)
3	Silent	2007	Handymax	Bareboat	January-17	March-19	7,500	(4)
4	Single	2007	Handymax	Bareboat	January-17	March-19	7,500	(4)
5	Star I	2007	Handymax	Bareboat	January-17	March-19	7,500	(4)
6	Steel	2008	Handymax	Bareboat	January-17	March-19	6,000	(5)
7	Sky	2008	Handymax	Bareboat	January-17	March-19	6,000	(5)
8	Stone I	2008	Handymax	Bareboat	January-17	March-19	6,000	(5)
9	Style	2008	Handymax	Bareboat	January-17	March-19	6,000	(5)
10	STI Beryl	2013	MR	Bareboat	April-17	April-25	8,800	(6)
11	STI Le Rocher	2013	MR	Bareboat	April-17	April-25	8,800	(6)
12	STI Larvotto	2013	MR	Bareboat	April-17	April-25	8,800	(6)
13	Vukovar	2015	MR	Time Charter	May-15	May-18	17,034
14	Zefyros	2013	MR	Time Charter	July-16	June-18	13,250	(7)
15	Gan-Trust	2013	MR	Time Charter	January-13	January-19	13,050	(8)
16	CPO New Zealand	2011	MR	Time Charter	September-16	September-18	15,250	(9)
17	CPO Australia	2011	MR	Time Charter	September-16	September-18	15,250	(9)
18	Ance	2006	MR	Time Charter	October-16	October-18	13,500	(10)
19	Densa Crocodile	2015	LR2	Time Charter	June-17	July-18	14,750	(11)
	Time or bareboat charters that expired in 2017
1	Densa Crocodile	2015	LR2	Time Charter	February-15	January-17	22,600
2	Miss Mariarosaria	2011	MR	Time Charter	May-15	May-17	16,350
3	Targale	2007	MR	Time Charter	May-12	May-17	16,200
4	Hellespont Progress	2006	LR1	Time Charter	March-14	May-17	17,250
5	Densa Alligator	2013	LR2	Time Charter	September-13	September-17	14,360

(1)	Represents delivery date or estimated delivery date.
(2)	In February 2017, we entered into a new time charter-in agreement for one year at $11,250 per day effective May 2017. We have an option to extend the charter for an additional year at $13,250 per day.
(3)
In February 2017, we entered into a new time charter-in agreement for one year at $11,250 per day effective March 2017. We have an option to extend the charter for an additional year at $13,250 per day.

(4)
In December 2016, we entered into an agreement to cancel the time charter agreement for this vessel and enter into a new bareboat charter agreement. The time charter-in contract was cancelled in January 2017 and replaced by the new bareboat contract at a rate of $7,500 per day. The agreement includes a purchase option which can be exercised through December 31, 2018. If the purchase option is not exercised, the bareboat-in agreement will expire on March 31, 2019.

(5)
In December 2016, we entered into an agreement to bareboat-in this vessel at a rate of $6,000 per day. The agreement includes a purchase option which can be exercised through December 31, 2018. If the purchase option is not exercised, the bareboat-in agreement will expire on March 31, 2019.

(6)
In April 2017, we sold and leased back this vessel, on a bareboat basis, for a period of up to eight years for $8,800 per day. The sales price was $29.0 million and we have the option to purchase this vessel beginning at the end of the fifth year of the agreement through the end of the eighth year of the agreement, at market based prices. Additionally, a deposit of $4.35 million was retained by the buyer and will either be applied to the purchase price of the vessel if a purchase option is exercised, or refunded to us at the expiration of the agreement.

(7)
In November 2017, we declared the option to extend the time charter-in agreement for an additional six months at $13,250 per day effective December 2017. We have an option to extend the charter for an additional year at $14,500 per day.

(8)	In November 2017, we extended the time charter-in agreement for one year at $13,950 per day effective January 2018. We have an option to extend the charter for an additional year at $15,750 per day.
(9)	We have an option to extend the charter for an additional year at $16,000 per day.
(10)	In August 2017, we entered into a new time charter-in agreement for one year at $13,500 per day. We have an option to extend the charter for an additional year at $15,000 per day.
(11)	In November 2017, we declared the option to extend this time charter for an additional six months at $15,750 per day effective January 2018.

Schedule of operating leases by lessor
The future minimum payments due to us under these non-cancellable leases are set forth below. These minimum payments are shown net of address commissions, which are deducted upon payment.

	As of December 31,
In thousands of U.S. dollars	2017	2016
Less than 1 year	$35,992	$37,472
1 - 5 years	2,176	38,168
5+ years	—	—
Total	$38,168	$75,640
The following table summarizes the terms of our time chartered-out vessels that were in place during the years ended December 31, 2017 and 2016.

	Name	Year built	Type	Delivery Date to the Charterer	Charter Expiration		Rate ($/ day)
1	STI Pimlico	2014	Handymax	February-16	February-19	(1)	$18,000
2	STI Poplar	2014	Handymax	January-16	January-19	(1)	$18,000
3	STI Notting Hill	2015	MR	November-15	November-18	(2)	$20,500
4	STI Westminster	2015	MR	December-15	December-18	(2)	$20,500
5	STI Rose	2015	LR2	February-16	February-19	(2)	$28,000
6	STI Texas City	2014	MR	March-14	April-16		$16,000	(3)

(1) Redelivery is plus 30 days or minus 10 days from the expiry date.
(2) Redelivery is plus or minus 30 days from the expiry date.
(3) The charter had a 50% profit sharing provision whereby we received 50% of the vessel's profits above the daily base rate from the charterer.